Goodwill and Other Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Other Intangible Assets, Net [Line Items]
Amortization expenses	$ 190,000	$ 168,000	$ 107,000
Suppliers’ relationships amount	466,000
Customers’ relationships		277
Suppliers’ Relationships [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Suppliers’ relationships amount	$ 189,000